Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following:

	December 31,
	2013	2012
Lab and office equipment	$36,755	$35,549
Computer equipment and software	960,044	960,044
Furniture and fixtures	51,404	51,404
	1,048,203	1,046,997
Less accumulated depreciation	(1,019,409)	(997,642)
	$28,794	$49,355